Derivative Instruments - Schedule of Level 3 Activity (Details) - Physical Liquefaction Supply Derivatives [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 35,075	$ (4,357)	$ (4,357)		$ (91)		$ 0
Realized and mark-to-market gains (losses):
Included in cost of sales	164,000	3,000	(82,645)		(9,944)		0
Purchases and settlements:
Purchases	1,000	1,000	120,755		5,678		(91)
Settlements	3,000	3,000	1,432		0		0
Transfers out of Level 3	(1,000)	(1,000)	(110)	[1]	0	[1]	0	[1]
Balance, end of period	202,000	2,000	35,075		(4,357)		(91)
Change in unrealized losses relating to instruments still held at end of period	$ 164,000	$ 3,000	$ (82,645)		$ (9,944)		$ 0

[1]	Transferred to Level 2 as a result of observable market for the underlying natural gas purchase agreements.